Condensed financial information of the Company - Condensed Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (96,106,518)	$ (163,410,021)	$ (154,176,673)
Operating loss	(49,402,590)	(204,693,754)	147,809,450
Interest expense	(158,008,411)	(183,398,772)	(129,487,405)
Interest income	8,207,327	28,296,824	33,405,610
Net (loss)/gain on debt extinguishment	9,620,914		(1,843,306)
Gain/ (loss) on short-term investments	(71,675,454)	(30,203,357)	5,052,944
Other expenses/(income)	(1,968,849)	2,509,645	(1,296,377)
Income /(loss) from operations before income taxes	(249,441,263)	(420,542,642)	67,575,310
Income taxes benefit/ (expenses)	(9,241,462)	7,280,528	(135,059,190)
Net loss attributable to Xinyuan Real Estate Co., Ltd. shareholders	(263,353,561)	(417,307,378)	(81,040,908)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(67,014,536)	20,861,635	94,386,918
Comprehensive loss attributable to Xinyuan Real Estate Co., Ltd. shareholders	(319,892,318)	(399,489,223)	(13,768,778)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(4,993,180)	(4,965,230)	(7,441,398)
Operating loss	(4,993,180)	(4,965,230)	(7,441,398)
Interest expense	(107,459,673)	(121,289,406)	(112,975,103)
Interest income	1,139	545,599	599,544
Net (loss)/gain on debt extinguishment	9,620,914		(5,583,578)
Gain/ (loss) on short-term investments	(68,931,940)	(1,627,139)	(27,077)
Other expenses/(income)	1,395,668	(878,154)	(4,277,443)
Equity in profit/(loss) of subsidiaries, net	(92,986,489)	(289,093,048)	43,080,569
Income /(loss) from operations before income taxes	(263,353,561)	(417,307,378)	(81,040,908)
Net loss attributable to Xinyuan Real Estate Co., Ltd. shareholders	(263,353,561)	(417,307,378)	(81,040,908)
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	(56,538,757)	17,818,154	67,283,263
Comprehensive loss attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (319,892,318)	$ (399,489,224)	$ (13,757,645)